Consolidated Statements Of Operations and Comprehensive Loss - USD ($)	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue
Product revenue	$ 6,611,000	$ 2,300,000		$ 18,904,000	$ 11,413,000
Cost of revenue
Cost of product revenue	4,868,000	4,216,000		17,391,000	17,428,000
Gross profit (loss)	1,743,000	(1,916,000)		1,513,000	(6,015,000)
Operating expenses:
Research and development				23,317,000	23,297,000
Sales and marketing	3,426,000	2,226,000		8,998,000	4,505,000
General and administrative	9,907,000	3,666,000		20,960,000	14,546,000
Total operating expenses				53,275,000	42,348,000
Research and development	4,712,000	4,474,000
Total operating expenses	18,045,000	10,366,000
Loss from operations	(16,302,000)	(12,282,000)		(51,762,000)	(48,363,000)
Other (expense) income:
Interest income				24,000	278,000
Change in fair value of warrant liabilities	(4,152,000)	0		(48,440,000)	(6,000)
Interest expense	(504,000)	(1,277,000)		(2,517,000)	(3,582,000)
Interest income	1,000	22,000
Other income (expense), net	(4,152,000)	(5,156,000)		(52,150,000)	7,000
Total other income (expense), net	(4,655,000)	(6,411,000)		(54,643,000)	(3,297,000)
Loss before income taxes	(20,957,000)	(18,693,000)		(106,405,000)	(51,660,000)
Provision for income tax expense	0	0		375,000	1,000
Net loss	(20,957,000)	(18,693,000)		(106,780,000)	(51,661,000)
Comprehensive loss	$ (20,957,000)	$ (18,693,000)		$ (106,780,000)	$ (51,661,000)
Basic and diluted net loss per share, ordinary shares				$ (5.98)	$ (6.99)
Basic and diluted weighted average shares outstanding, ordinary shares				17,858,976	7,390,456
Revenue from Contract with Customer, Product and Service [Extensible List]	Product [Member]	Product [Member]
Cost, Product and Service [Extensible List]	Product [Member]	Product [Member]
Net loss per common share, basic (in dollars per share)	$ (0.38)	$ (2.41)
Net loss per common share, diluted (in dollars per share)	$ (0.38)	$ (2.41)
Weighted-average shares used to compute basic net loss per share (in shares)	55,688,281	7,767,169
Weighted-average shares used to compute diluted net loss per share (in shares)	55,688,281	7,767,169
Product [Member]
Revenue
Product revenue				$ 16,886,000	$ 9,804,000
Cost of revenue
Cost of product revenue				17,365,000	17,120,000
Service [Member]
Revenue
Product revenue				2,018,000	1,609,000
Cost of revenue
Cost of product revenue				$ 26,000	$ 308,000
Colonnade Acquisition Corp.
Revenue
Formation and operational costs			$ 2,763,620
Operating expenses:
Loss from operations			(2,763,620)
Other (expense) income:
Change in fair value of warrant liabilities			(48,439,000)
Interest income			57,914
Unrealized gain on marketable securities held in Trust Account			3,140
Allocated expense for warrant issuance cost			(371,124)
Total other income (expense), net			(48,749,070)
Net loss			$ (51,512,690)
Class A Ordinary Shares [Member] | Colonnade Acquisition Corp.
Other (expense) income:
Basic and diluted net loss per share, ordinary shares			$ 0.00
Basic and diluted weighted average shares outstanding, ordinary shares			13,913,043
Class B Ordinary Shares [Member] | Colonnade Acquisition Corp.
Other (expense) income:
Basic and diluted net loss per share, ordinary shares			$ (13.52)
Basic and diluted weighted average shares outstanding, ordinary shares			5,000,000